Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Financial Information of Parent Company [Abstract]
Financial Information of Parent Company

Note O

Seacoast Banking Corporation of Florida

(Parent Company Only) Financial Information

Balance Sheets

	December 31
	2011	2010
	(In thousands)
ASSETS
Cash	$7,781	$17,944
Securities purchased under agreement to resell with subsidary bank, maturing within 30 days	3,344	3,629
Investment in subsidiaries	212,583	200,498
Other assets	14	10

	$223,722	$222,081

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$53,610	$53,610
Other liabilities	35	2,172
Shareholders’ equity	170,077	166,299

	$223,722	$222,081

Statements of Income (Loss)

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Income
Dividends from subsidiary Bank	$—	$—	$—
Interest/other	79	12	12

	79	12	12
Interest expense	1,152	1,187	1,365
Other expenses	405	879	521

Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,478)	(2,054)	(1,874)
Income tax benefit	—	—	656

Loss before equity in undistributed income (loss) of subsidiaries	(1,478)	(2,054)	(1,218)
Equity in undistributed income (loss) of subsidiaries	8,145	(31,149)	(145,468)

Net income (loss)	$6,667	$(33,203)	$(146,686)

Statement of Cash Flows

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Cash flows from operating activities
Interest received	$9	$12	$12
Interest paid	(3,288)	—	(440)
Dividends received	70	—	—
Income taxes paid	(67)	63	687
Other	(420)	(893)	(551)

Net cash used in operating activities	(3,696)	(818)	(292)
Cash flows from investing activities
Decrease (increase) in securities purchased under agreement to resell, maturing within 30 days, net	285	1,601	(4,062)
Investments in subsidiaries	—	(38,000)	(108,000)

Net cash provided by (used in) investment activities	285	(36,399)	(112,062)
Cash flows from financing activities
Issuance of common stock, net of related expense	—	47,127	82,553
Stock based employment plans	123	180	174
Dividend reinvestment plan	—	20	31
Dividends paid on Series A preferred stock	(6,875)	—	(389)
Dividends paid on common stock	—	—	(191)

Net cash provided by (used in) financing activities	(6,752)	47,327	82,178
Net change in cash	(10,163)	10,110	(30,176)
Cash at beginning of year	17,944	7,834	38,010

Cash at end of year	$7,781	$17,944	$7,834

RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
Net income (loss)	$6,667	$(33,203)	$(146,686)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(8,145)	31,149	145,468
Other, net	(2,218)	1,236	926

Net cash used in operating activities	$(3,696)	$(818)	$(292)